Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Loss	$ (3,057,610)	$ (3,462,448)	$ (5,547,609)	$ (7,298,869)	$ (11,298,558)	$ (10,500,358)
Foreign currency translation gain (loss)	1,669	80,235	42,025	(36,029)	(16,743)	(30,369)
Comprehensive loss	$ (3,055,941)	$ (3,382,213)	$ (5,505,584)	$ (7,334,898)	$ (11,315,301)	$ (10,530,727)